General and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General And Administrative Expense [Line Items]
Share-based compensation	$ 2,333,091	$ 1,636,547	$ 457,046
Other administration costs	14,951,996	12,626,373	11,979,017
Commercial and chartering expenses [Member]
General And Administrative Expense [Line Items]
Staff salaries	2,221,928	2,414,574	1,934,923
Office administration	398,569	419,773	341,219
Other administration costs	573,721	399,541	343,606
General and Administrative Expense	3,194,218	3,233,888	2,619,748
Corporate [Member]
General And Administrative Expense [Line Items]
Staff salaries	7,021,010	5,419,944	6,851,692
Share-based compensation	2,333,091	1,636,547	457,046
Office administration	2,512,392	2,658,087	2,538,973
Bank charges and foreign exchange	151,411	47,142	219,910
Auditors' remuneration	532,600	676,600	558,600
Other professional fees	2,014,063	2,009,200	1,280,163
Other administration costs	387,429	178,853	72,633
General and Administrative Expense	$ 14,951,996	$ 12,626,373	$ 11,979,017